Document and Entity Information	Jun. 09, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001466301
Document Type	8-K/A
Document Period End Date	Jun. 09, 2022
Entity Registrant Name	Clovis Oncology, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-35347
Entity Tax Identification Number	90-0475355
Entity Address, Address Line One	5500 Flatiron Parkway
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80301
City Area Code	(303)
Local Phone Number	625-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock par Value $0.001 per Share
Trading Symbol	CLVS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On June 9, 2022, Clovis Oncology, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Initial 8-K”) to report the voting results for all proposals (other than Proposal Two, Proposal Three and Proposal Four) brought before the Company’s 2022 Annual Meeting of Stockholders (the “Annual Meeting”). The Annual Meeting was adjourned to July 7, 2022 solely with respect to Proposal Two, Proposal Three and Proposal Four. This Amendment No. 1 amends the Initial 8-K to disclose the voting results with respect to these three proposals as described under Item 5.07 below.